Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9—ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Trade accounts payable	$7,540,554	$4,129,393
Credit cards payable	401,665	357,964
Accrued payroll liabilities	1,334,456	824,369
Accrued interest	1,712,991	1,179,875
Accrued dividends	32,997	136,052
Other accrued liabilities	2,095,958	114,116
Total accounts payable and accrued expenses	$13,118,621	$6,741,769